Company Overview (Details Narrative)						3 Months Ended		12 Months Ended
	Dec. 22, 2025 USD ($)	Dec. 22, 2025 MYR (RM)	Jul. 07, 2025	May 12, 2025	Jan. 24, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net losses						$ 197,000	$ 81,000	$ 2,998,000	$ 11,212,000
Accumulated deficit						454,608,000		454,411,000	439,494,000
Cash and cash equivalents						3,339,000		3,505,000	3,137,000
Reverse stock split ratio			one-for-fifteen reverse stock split	one-for-sixteen reverse stock split
Gain on deconsolidation amount					$ 5,000,000.0			4,947,000
Future NRG Sdn. Bhd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net losses						45,890		(2,490,410)	(797,686)
Accumulated deficit						1,893,392		1,847,502	4,337,912
Cash and cash equivalents						$ 9,649		$ 202,716	$ 268,780
Share Sale Agreement [Member] | Future NRG Sdn. Bhd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal of equity interest	$ 2,586,000	RM 10,500,000